PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2013	2012
Cost:

Computers and peripheral equipment	$3,008	$3,331
Office furniture and equipment	482	518
Motor Vehicles	13	13
Leasehold improvements	342	397

	3,845	4,259
Accumulated depreciation	3,406	3,699

Depreciated cost	$439	$560

Depreciation expense for the years ended December 31, 2013, 2012 and 2011 was $ 241, $ 351 and $ 394, respectively.